HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares				Fair Value
	OPEN-END FUND — 0.0%(a)
	FIXED INCOME - 0.0%(a)
637	Nuveen High Yield Municipal Bond Fund, Class I			$ 10,465

	TOTAL OPEN-END FUND (Cost $11,316)			10,465

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 80.4%
	U.S. TREASURY BILLS — 80.4%
80,000,000	United States Cash Management Bill (b)	0.0000	08/09/22	79,842,910
100,000,000	United States Treasury Bill (b)	0.0000	06/09/22	99,987,944
65,000,000	United States Treasury Bill (b)	0.0000	07/14/22	64,934,725
				244,765,579
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $244,816,097)			244,765,579

Shares
	SHORT-TERM INVESTMENTS — 15.5%
	MONEY MARKET FUNDS - 15.5%
25,017,689	Fidelity Government Portfolio, Institutional Class, 0.58%(c)			25,017,689
22,030,417	First American Government Obligations Fund, Class X, 0.65%(c)			22,030,417
	TOTAL MONEY MARKET FUNDS (Cost $47,048,106)			47,048,106

	TOTAL SHORT-TERM INVESTMENTS (Cost $47,048,106)			47,048,106

	TOTAL INVESTMENTS - 95.9% (Cost $291,875,519)			$ 291,824,150
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.1%			12,492,822
	NET ASSETS - 100.0%			$ 304,316,972

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(d)	Unrealized Appreciation (Depreciation)
91	CBOT Soybean Futures(e)	ADM Investor Services	07/14/2022	$ 7,658,788	$ 13,241
135	CBOT Wheat Futures(e)	ADM Investor Services	07/14/2022	7,340,625	(340,350)
331	CME E-Mini Russell 2000 Index Futures	ADM Investor Services	06/17/2022	30,814,444	299,009
147	CME E-Mini Standard & Poor's 500 Index Futures	ADM Investor Services	06/17/2022	30,364,688	(119,150)
97	CME Japanese Yen Currency Futures	ADM Investor Services	06/13/2022	9,429,006	108,882
83	COMEX Gold 100 Troy Ounces Futures(e)	ADM Investor Services	08/29/2022	15,341,720	(61,420)
223	ICE US MSCI Emerging Markets EM Index Futures	ADM Investor Services	06/17/2022	11,855,795	367,820

HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
May 31, 2022 (Unaudited)

OPEN FUTURES CONTRACTS (Continued)

Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(d)	Unrealized Appreciation (Depreciation)
340	NYBOT CSC Number 11 World Sugar Futures(e)	ADM Investor Services	06/30/2022	7,387,520	$ (225,510)
206	NYMEX Light Sweet Crude Oil Futures(e)	ADM Investor Services	06/21/2022	23,622,020	802,803
	TOTAL FUTURES CONTRACTS				$ 845,325

CREDIT DEFAULT SWAP AGREEMENTS
Description	Counterparty	Fixed Deal (Pay)Rate	Implied Credit Spread (f)	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid	Unrealized Appreciation
CDX.NA.HY SERIES 38	Barclays	5.00%	4.61%	6/20/2027	$ 60,700,000	$ 1,581,775	$ 813,730	$ 768,045